INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
7. INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	SOFTWARE	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2024	78,071	—	10,800	4,964	—	4,165	98,000
Additions including adjustments arising as a result of a change in estimates	35,626	471	—	4,638	271	1,914	42,920
Amortization charge	(55)	(31)	—	(2,944)	(271)	(1,278)	(4,579)
Translation differences	(5,156)	(26)	—	(85)	—	(263)	(5,530)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Cost	115,091	444	10,800	11,936	3,788	7,142	149,201
Accumulated amortization	(6,605)	(30)	—	(5,363)	(3,788)	(2,604)	(18,390)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Net book amount as of January 1, 2023	69,554	—	10,800	5,137	—	3,030	88,521
Additions	6,591	—	—	287	—	1,914	8,792
Amortization charge	(60)	—	—	(461)	—	(885)	(1,406)
Translation differences	1,986	—	—	1	—	106	2,093
Net book amount as of December 31, 2023	78,071	—	10,800	4,964	—	4,165	98,000
Cost	85,022	—	10,800	7,589	3,548	5,623	112,582
Accumulated amortization	(6,951)	—	—	(2,625)	(3,548)	(1,458)	(14,582)
Net book amount as of December 31, 2023	78,071	—	10,800	4,964	—	4,165	98,000

Additions during the year ended December 31, 2024 include the following:

a.On April 1, 2024, the Group acquired the Freebets.com Assets. The intangible assets were acquired for a total cost of $40,535 and are categorized between domain names and related websites, customer contracts and customer bases, and content assets. Total cash paid in relation to the acquisition of the Freebets.com Assets as of December 31, 2024 amounted to $30,603 (additional information regarding the acquisition of intangible assets is disclosed in Note 15).
b.Adjustments arising as a result of a change in estimates relate to the acquisition of the Freebets.com Assets. An amount of $3,164 is included in additions for the year ended December 31, 2024 (see Note 15).

As of December 31, 2024, domain names, mobile apps and related websites balance included a fully amortized mobile app with book value $6,470 (December 31, 2023: $6,867).
For the years ended December 31, 2024, 2023 and 2022, cash paid for the acquisition of intangible assets and capitalized software developments was $32,960, $8,792 and $8,958, respectively.

The following table distinguishes finite and indefinite intangible assets, excluding goodwill, as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Net book value of assets with finite useful lives
Customer contracts	6,573	4,964
Internally developed intangibles	4,538	4,165
Software	414	—
Total net book value of assets with finite useful lives	11,525	9,129
Net book value of assets with indefinite useful lives
Domain names and related websites	108,486	78,071

Total net book value of intangible assets excluding Goodwill	120,011	87,200
The annual impairment testing of indefinite-life intangibles is discussed in Notes 2 and 4.